1933 Act File No. 2-75769
                                                      1940 Act File No. 811-3387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  ----

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No. 35     ....................       X____
                                --------                          --    --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   29......................................         X
                  ----                                            ------

                    FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

                     (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) __ 60 days after filing pursuant to paragraph (a) (i) _X on April 7, 2003 pursuant to paragraph (a) (i) __ 75 days after filing pursuant to paragraph (a)(ii) __ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Copy to:          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

prospectus

--------------------------------------------------------------------------------
 Preliminary Prospectus dated February 7, 2003
--------------------------------------------------------------------------------

Subject to Completion

--------------------------------------------------------------------------------
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commisssion is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities and it is nto soliciting an offer to buy these securites in any state where the offer or sale is not permitted.
--------------------------------------------------------------------------------

April 7, 2003

Class K Shares

A mutual fund seeking to provide current income by investing in a portfolio of short-to-intermediate U.S. government securities.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





            Contents
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund
Invests?
What are the Specific Risks of Investing in the Fund?
What do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information
Report of Ernst & Young LLP, Independent Auditors






Not FDIC Insured  <143>  May Lose Value  <143>  No Bank Guarantee

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified, short-to-intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

     WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

     The Fund's Class K Shares is a new class of shares, and will commence operations on April 7, 2003. The Fund offers two other classes of shares, Institutional Shares and Institutional Service Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of the Class K Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Fund's performance will fluctuate, and past performance is no guarantee of future results.

Federated U.S. Government Securities Fund: 2 - 5 Years - Class K Shares

[GRAPHIC ILLUSTRATION]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated U.S. Government Securities Fund: 2-5 Years as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-4.00%" and increasing in increments of 2.00% up to 14.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2002. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 2002. The percentages noted are: 6.35%, (2.61)%, 12.77%, 2.85%, 6.39%, 7.35%, 1.23%, 9.41%, 7.57% and
9.15%, respectively.

The Fund's Class K Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.




Average Annual Total Return Table

As previously discussed, the Fund's Class K Shares is a new class of shares, which will commence operations on April 7, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Institutional Shares, adjusted to reflect the expenses of the Class K Shares. The Table shows returns averaged over the stated periods and includes comparative performance information in the form of returns for the Merrill Lynch 3 Year Treasury Index
(ML3T) and the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), broad based market indexes and the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA), averages of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

                                 1 Year  5 Years    10 Years
Fund                             9.15%    6.38%      5.70%
ML3T                             9.60%    7.60%      6.75%
ML3-5T                           11.42%   7.89%      7.25%
LSUSTFA                          5.88%    5.88%      5.68%
LSIUSGFA                         7.84%    6.31%      6.12%

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUND'S FEES AND EXPENSES?


Federated U.S. Government securities fund:  2 - 5 Years

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class K Shares.


Shareholder Fees                                                Class K

Fees Paid Directly From Your Investment Maximum Sales Charge
(Load) Imposed on Purchases (as one a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage one
of original purchase price or redemption proceeds, as applicable)   None
 Maximum Sales Charge (Load) Imposed on
Reinvested one Dividends (and other Distributions) (as
a percentage of offering price)                                     None
Redemption Fee (as a percentage of amount redeemed,
one if applicable)                                                  None
Exchange Fee                                                        None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                         0.40%
Distribution (12b-1) Fee                               0.50%
Other Expenses                                         0.39%
Total Annual Fund Operating Expenses                   1.29%


--------------------------------------------------------------------------------

Example
This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                          1 Year  3 Years
                          $131    $409

--------------------------------------------------------------------------------


WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's investment adviser (the "Adviser") actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities to be not less than two years nor more than five years. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of three years or greater and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

o.....A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase;

o A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease; or

o A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

o     current and expected U. S. economic growth;

o     current and expected interest rates and inflation;

o     the Federal Reserve Board's monetary policy; and

o     changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

Because the Fund refers to U.S. goverment securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.


Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

The Fund invests primarily in the following types of U.S. government securities:


U.S. TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States.


U.S. GOVERNMENT AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund's Class K Shares do not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. A retirement plan's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employee sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified defferred compensation plans and IRA Rollovers from such plans, directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the fund.

 When the Distributor receives marketing fess, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.



THROUGH AN INVESTMENT PROFESSIONAL
o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent. An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


Through an Exchange

You may purchase Shares through an exchange for the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


by systematic investment program
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317 All requests must include:

o     Fund Name and Share Class, account number and account registration;

o     amount to be redeemed; and

o     signatures of all shareholders exactly as registered; and

o if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record;
     or

o if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


Exchange Privilege

You may exchange Shares of the Fund into shares of the same class of another Federated Fund. To do this, you must:

o     ensure that the account registrations are identical;

o     meet any minimum intial investment requirements; and

o     receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.


The Fund's portfolio managers are:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-Head of the High Grade Corporate and Government Investment groups. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The Fund's fiscal year end is January 31. As this is the Class' first fiscal year, financial information is not yet available.

A Statement of Additional Information (SAI) dated March 31, 2002 and revised March 24, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report('s Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3387

Cusip 000000000
28213 (04/03)



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS



Statement of additional Information




--------------------------------------------------------------------------------
Preliminary Statement of Additional Information Dated January 31, 2002
(Revised February 7, 2003)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Subject to completion
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities an it is not soliciting an offer to buy these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
--------------------------------------------------------------------------------



January 31, 2002 (revised April 7, 2003)

Institutional Shares
Institutional Service Shares
Class K Shares

This Preliminary Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund: 2-5 Years (Fund), dated January 31, 2002 and the prospectus for Class K Shares dated March 31, 2003. Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.






 8022502B (4/03)

Contents
How is the Fund Organized?................ 1
Securities in Which the Fund Invests...... 1
What Do Shares Cost?...................... 3
How is the Fund Sold?..................... 3
Exchanging Securities for Shares.......... 4
Subaccounting Services.................... 4
Redemption in Kind........................ 4
Massachusetts Partnership Law............. 4
Account and Share Information............. 4
Tax Information........................... 4
Who Manages and Provides Services to
   the Fund?   ............................5
How Does the Fund Measure Performance?... 10
Who is Federated Investors, Inc.?........ 11
Addresses................................ 13

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10, 1981. The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares,Institutional Service Shares, and Class K Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of securities in which the Fund invests:

U.S. Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of stripped zero coupon securities.

special transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.
  For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investing in securities of other investment companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investment risks

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

o Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.


Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Fundamental investment objective
The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Lending Cash or Securities
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Concentration of Investments
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets provided that this shall apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  As a matter of operating policy, which may be changed without shareholder approval, the average dollar-weighted duration of the portfolio will not be less that two years nor more than five years.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation or restriction.

  As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% or its total assets are outstanding.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/ dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.
  The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

RULE 12B-1 PLAN (Institutional Service Shares and class k shares only) As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SHAREHOLDER SERVICES (Institutional and Institutional service shares only) The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.
  Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

  In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

     All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

     As of March xx, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 8,821,449 Shares (16.50%).

     As of March xx, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares:
FNB Nominee Co., Indiana, PA, owned approximately 776,427 Shares (13.69%) and Chittenden Bank, Burlington, VT, owned approximately 539,260 Shares (9.51%).

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.



WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Fund comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios.

  As of March xx, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------------
Name Birth Date  Principal Occupation(s) for Past Five Years,     Aggregate            Total
Address          Other Directorships Held and Previous            Compensation  Compensation
Positions Held   Position(s)                                      From Fund        From Fund
with Fund Date                                                    (past                  and
Service Began                                                     fiscal           Federated
                                                                  year)         Fund Complex
                                                                                       (past
                                                                                    calendar
                                                                                       year)
-------------------------------------------------------------------------------------------
John F.          Principal Occupations: Chief Executive Officer      $000.00            $0
Donahue*         and Director or Trustee of the Federated Fund
Birth Date:      Complex; Chairman and Director, Federated
July28, 1924     Investors, Inc.; Chairman, Federated Investment
CHAIRMAN AND     Management Company, Federated Global Investment
TRUSTEE          Management Corp. and Passport
Began serving:   Research,Ltd.                          Previous
December1981     Positions: Trustee, Federated Investment
                 Management Company and Chairman and Director,
                 Federated Investment Counseling.

-------------------------------------------------------------------------------------------
J.Christopher    Principal Occupations: President or Executive       $000.00            $0
Donahue* Birth   Vice President of the Federated Fund Complex;
Date: April11,   Director or Trustee of some of the Funds in the
1949 PRESIDENT   Federated Fund Complex; President, Chief
AND              Executive Officer and Director, Federated
TRUSTEE          Investors, Inc.; President, Chief Executive
Began serving:   Officer and Trustee, Federated Investment
October1999      Management Company; Trustee, Federated
                 Investment Counseling; President, Chief
                 Executive Officer and Director, Federated
                 Global Investment Management Corp.; President
                 and Chief Executive Officer, Passport Research,
                 Ltd.; Trustee, Federated Shareholder Services
                 Company; Director, Federated Services
                 Company.                           Previous
                 Position: President, Federated Investment
                 Counseling.

-------------------------------------------------------------------------------------------
Lawrence D.      Principal Occupations: Director or Trustee of     $1,345.54   $148,500.00
Ellis, M.D.*     the Federated Fund Complex; Professor of
Birth Date:      Medicine, University of Pittsburgh; Medical
October11, 1932  Director, University of Pittsburgh Medical
3471 Fifth       Center Downtown; Hematologist, Oncologist and
Avenue Suite     Internist, University of Pittsburgh Medical
1111             Center.
Pittsburgh, PA   Other Directorships Held: Member, National
TRUSTEE          Board of Trustees, Leukemia Society of
Began serving:   America.
August1987       Previous Positions: Trustee, University of
                 Pittsburgh; Director, University of Pittsburgh
                 MedicalCenter.
-------------------------------------------------------------------------------------------



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
  Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
  because his son-in-law is employed by the Fund's principal underwriter, Federated
  Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------------
Name Birth Date   Principal Occupation(s) for Past Five Years,     Aggregate           Total
Address           Other Directorships Held andPreviousPosition(s)  Compensation  Compensation
Positions Held                                                     From            From Fund
with Fund Date                                                     Fund                  and
Service Began                                                      (past           Federated
                                                                   fiscal       Fund Complex
                                                                    year)            (past
                                                                                    calendar
                                                                                       year)
Thomas G.         Principal Occupation: Director or Trustee of     $1,480.31     $163,350.00
Bigley            the Federated Fund Complex.     Other
Birth Date:       Directorships Held: Director, Member of
February3, 1934   Executive Committee, Children'sHospital of
15 Old Timber     Pittsburgh; Director,  University of
Trail             Pittsburgh.
Pittsburgh,       Previous Position: Senior Partner, Ernst &
PA                Young LLP.
TRUSTEE
Began serving:
November1994

-------------------------------------------------------------------------------------------
John T. Conroy,   Principal Occupations: Director or Trustee of    $1,480.31   $163,350.00
Jr. Birth the Federated Fund Complex; Chairman of the Date: June23, Board,
Investment Properties Corporation; 1937 Grubb & Partner or Trustee in private real estate Ellis/Investment ventures in Southwest Properties Florida.
Corporation       Previous Positions: President, Investment
3838 Tamiami      Properties Corporation; Senior Vice President,
Trail             John R. Wood and Associates, Inc., Realtors;
North Naples,     President, Naples Property Management, Inc.
FL                and Northgate Village Development Corporation.
TRUSTEE
Began serving:
August1991

-------------------------------------------------------------------------------------------
Nicholas P.       Principal Occupation: Director or Trustee of     $1,480.31   $163,350.00
Constantakis      the Federated Fund Complex;    Other
Birth             Directorships Held: Director and Chairman of
Date:             the Audit Committee, Michael Baker Corporation
September3,       (engineering and energy servicesworldwide).
1939              Previous Positions: Partner, Andersen
175 Woodshire     Worldwide SC
Drive
Pittsburgh,
PA
TRUSTEE
Began serving:
October1999

-------------------------------------------------------------------------------------------
John F.           Principal Occupation: Director or Trustee of     $1,345.54   $148,500.00
Cunningham        the Federated Fund Complex.
Birth Date:       Other Directorships Held: Chairman, President
March5, 1943      and Chief Executive Officer, Cunningham & Co.,
353 El Brillo     Inc. (strategic business consulting); Trustee
Way               Associate,
Palm Beach,       BostonCollege.
FL                Previous Positions: Director, Redgate
TRUSTEE           Communications and EMC Corporation (computer
Began serving:    storage systems); Chairman of the Board and
January1999       Chief Executive Officer, Computer Consoles,
                  Inc.; President and Chief Operating Officer,
                  Wang Laboratories; Director, First National
                  Bank of Boston; Director, Apollo Computer, Inc.

-------------------------------------------------------------------------------------------
Peter E.          Principal Occupation: Director or Trustee of     $1,345.54   $148,500.00
Madden            the Federated Fund Complex; Management
Birth Date:       Consultant.
March16, 1942     Other Directorships Held: Board of Overseers,
One Royal Palm    Babson
Way 100 Royal     College
Palm Way Palm     Previous Positions: Representative,
Beach,            Commonwealth of Massachusetts General Court;
FL                President, State Street Bank and Trust Company
TRUSTEE           and State Street Corporation(retired);
Began serving:    Director, VISA USA and VISA International;
August1991        Chairman and Director, Massachusetts Bankers
                  Association; Director, Depository Trust
                  Corporation; Director, The Boston Stock
                  Exchange.

-------------------------------------------------------------------------------------------
Charles F.        Principal Occupations: Director or Trustee of    $1,480.31   $163,350.00
Mansfield, Jr.    the Federated Fund Complex; Management
Birth Date:       Consultant; Executive Vice President, DVC
April10, 1945     Group, Inc. (marketing, communications and
80 South Road     technology) (prior to
Westhampton       9/1/00).
Beach,            Previous Positions: Chief Executive Officer,
NY                PBTC International Bank; Partner, Arthur Young
TRUSTEE           & Company (now Ernst & Young LLP); Chief
Began serving:    Financial Officer of Retail Banking Sector,
January1999       Chase Manhattan Bank; Senior Vice President,
                  HSBC Bank USA (formerly, Marine Midland Bank);
                  Vice President, Citibank; Assistant Professor
                  of Banking and Finance, Frank G. Zarb School
                  of Business, Hofstra University.

-------------------------------------------------------------------------------------------
John E. Murray,   Principal Occupations: Director or Trustee of                $178,200.00
Jr., J.D.,        the Federated Fund Complex; Chancellor and Law   $1,470.89
S.J.D.            Professor, Duquesne University; Consulting
Birth Date:       Partner, Mollica &
December20,       Murray.
1932              Other Directorships Held: Director, Michael
Chancellor,       Baker Corp. (engineering, construction,
Duquesne          operations and technical
University        services).
Pittsburgh, PA    Previous Positions: President, Duquesne
TRUSTEE           University; Dean and Professor of Law,
Began serving:    University of Pittsburgh School of Law; Dean
February1995      and Professor of Law, Villanova University
                  School of Law.

-------------------------------------------------------------------------------------------
Name Birth Date   Principal Occupation(s) for Past Five Years,     Aggregate           Total
Address           Other Directorships Held                         Compensation  Compensation
Positions Held    andPreviousPosition(s)                           From            From Fund
with Fund Date                                                     Fund                  and
Service Began                                                      (past           Federated
                                                                   fiscal       Fund Complex
                                                                   year)              (past
                                                                                    calendar
                                                                                       year)
-------------------------------------------------------------------------------------------
Marjorie P.       Principal Occupations: Director or Trustee of                $148,500.00
Smuts             the Federated Fund Complex; Public Relations/    $1,345.54
Birth Date:       Marketing Consultant/Conference
June21, 1935      Coordinator.
4905 Bayard       Previous Positions: National Spokesperson,
Street            Aluminum Company of America; television
Pittsburgh,       producer; President, Marj Palmer Assoc.;
PA                Owner, Scandia Bord.
TRUSTEE
Began serving:
February1984

-------------------------------------------------------------------------------------------
John S.           Principal Occupations: Director or Trustee of                $148,500.00
Walsh             the Federated Fund Complex; President and        $1,345.54
Birth Date:       Director, Heat Wagon, Inc. (manufacturer of
November28,       construction temporary heaters); President and
1957 2604         Director, Manufacturers Products, Inc.
William Drive     (distributor of portable construction
Valparaiso,       heaters); President, Portable Heater Parts, a
IN                division of Manufacturers Products,
TRUSTEE           Inc.
Began serving:    Previous Position: Vice President, Walsh &
January1999       Kelly, Inc.
-------------------------------------------------------------------------------------------




OFFICERS**

-------------------------------------------------------------------------------------------
Name Birth Date Address  Principal Occupation(s) and Previous Position(s)
Positions Held with Fund
-------------------------------------------------------------------------------------------
Edward C.                Principal Occupations: President, Executive Vice President and
Gonzales                 Treasurer of some of the Funds in the Federated Fund Complex;
Birth Date: October22,   Vice Chairman, Federated Investors, Inc.; Trustee, Federated
1930                     Administrative Services.                   Previous Positions:
EXECUTIVE VICE PRESIDENT Trustee or Director of some of the Funds in the Federated Fund
                         Complex; CEO and Chairman, Federated Administrative Services;
                         Vice President, Federated Investment Management Company,
                         Federated Investment Counseling, Federated Global Investment
                         Management Corp. and Passport Research, Ltd.; Director and
                         Executive Vice President, Federated Securities Corp.; Director,
                         Federated Services Company; Trustee, Federated Shareholder
                         Services Company.

-------------------------------------------------------------------------------------------
John W.                  Principal Occupations: Executive Vice President and Secretary of
McGonigle                the Federated Fund Complex; Executive Vice President, Secretary
Birth Date: October26,   and Director, Federated Investors,
1938                     Inc.
EXECUTIVE VICE           Previous Positions: Trustee, Federated Investment Management
PRESIDENT AND SECRETARY  Company and Federated Investment Counseling; Director, Federated
                         Global Investment Management Corp., Federated Services Company
                         and Federated Securities Corp.

-------------------------------------------------------------------------------------------
Richard                  Principal Occupations: Treasurer of the Federated Fund Complex;
J.Thomas                 Senior Vice President, Federated Administrative
Birth Date: June17,      Services.
1954                     Previous Positions: Vice President, Federated Administrative
TREASURER                Services; held various management positions within Funds
                         Financial Services Division of Federated Investors, Inc.

-------------------------------------------------------------------------------------------
Richard B.               Principal Occupations: President or Vice President of some of
Fisher                   the Funds in the Federated Fund Complex; Vice Chairman,
Birth Date: May17,       Federated Investors, Inc.; Chairman, Federated Securities
1923                     Corp.
VICE PRESIDENT           Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated
                         Investors, Inc. and Director and Chief Executive Officer,
                         Federated Securities Corp.

-------------------------------------------------------------------------------------------
Susan M.                 Susan M. Nason has been the Fund's Portfolio Manager since
Nason                    September, 1991. She is Vice President of the Fund. Ms.Nason
Birth Date: August29,    joined Federated in 1987 and has been a Senior Portfolio Manager
1961                     and Senior Vice President of the Fund's Adviser since 1997.
VICE PRESIDENT           Ms.Nason served as a Portfolio Manager and Vice President of the
                         Adviser from 1993 to 1997. Ms.Nason is a Chartered Financial
                         Analyst and received her M.S.I.A. concentrating in Finance from
                         Carnegie Mellon University.
-------------------------------------------------------------------------------------------



** Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12,
2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as
President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES of the board
----------------------------------------------------------------------------------------------
Board    Committee      Committee Functions                                          Meetings
CommitteeMembers                                                                     Held
                                                                                     During
                                                                                     Last
                                                                                     Fiscal
                                                                                     Year
----------------------------------------------------------------------------------------------
Executive               In between meetings of the full Board, the Executive         Two
   John F.Donahue       Committee generally may exercise all the powers of the full
   John E. Murray, Jr., Board in the management and direction of the business and
     J.D., S.J.D        conduct of the affairs of the Trust in such manner as the
                        Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot
                        elect or remove Board members, increase or decrease the
                        number of Trustees, elect or remove any Officer, declare
                        dividends, issue shares or recommend to shareholders any
                        action requiring shareholder approval.

----------------------------------------------------------------------------------------------
Audit Thomas G.Bigley    The Audit Committee reviews and recommends to the full       Four
      John T. Conroy,Jr. Board the independent auditors to be selected to audit the
      Nicholas P.        Fund`s financial statements; meets with the independent
      Constantakis       auditors periodically to review the results of the audits
      Charles F.         and reports the results to the full Board; evaluates the
      Mansfield, Jr.     independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial
                         statements, related compliance policies and programs, and
                         the related reports received from regulators; reviews the
                         Fund`s internal audit function; reviews compliance with
                         the Fund`s code of conduct/ethics; reviews valuation
                         issues; monitors inter-fund lending transactions;
                         reviews custody services and issues and investigates any
                         matters brought to the Committee's attention that are
                         within the scope of its duties.

--------------------------------------------------------------------------------



Board ownership of shares in the fund and in the federated family of Investment companies AS OF DECEMBER 31, 2002


Interested Board       Dollar       Aggregate
Member Name            Range           Dollar
                       of            Range of
                       Shares          Shares
                       Owned         Owned in
                       in Fund     Federated
                                   Family of
                                  Investment
                                   Companies
---------------------------------------------
John F. Donahue           None          Over
                                    $100,000
---------------------------------------------
J.Christopher             None          Over
Donahue                             $100,000
---------------------------------------------
Lawrence D. Ellis,        None          Over
M.D.                                $100,000
---------------------------------------------

Independent Board
Member Name
---------------------------------------------
Thomas G. Bigley          None          Over
                                    $100,000
---------------------------------------------
John T. Conroy, Jr.       None          Over
                                    $100,000
---------------------------------------------
Nicholas P.               None          Over
Constantakis                        $100,000
---------------------------------------------
John F. Cunningham        None          Over
                                    $100,000
---------------------------------------------
Peter E. Madden           None          Over
                                    $100,000
---------------------------------------------
Charles F.                None     $50,001 -
Mansfield, Jr.                      $100,000
---------------------------------------------
John E. Murray,           None          Over
Jr., J.D., S.J.D.                   $100,000
---------------------------------------------
Marjorie P. Smuts         None          Over
                                    $100,000
---------------------------------------------
John S. Walsh             None          Over
                                    $100,000
---------------------------------------------



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the Investment Company Act of 1940 ("1940 Act"), the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated funds.

In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only Federated fund offered by Federated.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading
As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated amoung the Fund and the accuont(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative    Average Aggregate
Fee                       Daily Net Assets
                          of the Federated
                          Funds
----------------------------------------------
0.150 of 1%               on the first
                          $250million
----------------------------------------------
0.125 of 1%               on the next
                          $250million
----------------------------------------------
0.100 of 1%               on the next
                          $250million
----------------------------------------------
0.075 of 1%               on assets in
                          excess of $750
                          million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditor
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended           2002       2001       2002
January 31
-----------------------------------------------------------------------
Advisory Fee Earned
                         $2,547,532  $2,423,537  $2,903,615
-----------------------------------------------------------------------
Advisory Fee Reduction         --        --         --
-----------------------------------------------------------------------
Administrative Fee                    456,231      547,224
                          479,404
-----------------------------------------------------------------------
12b-1 Fee:
-----------------------------------------------------------------------
  Institutional Service        --        --     --
  Shares
-----------------------------------------------------------------------
Shareholder Services
Fee:
----------------------------------------------------------------------
  Institutional Shares     57,573        --       --
----------------------------------------------------------------------
  Institutional Service   152,894        --       --
  Shares
----------------------------------------------------------------------


Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended January 31, 2002.


Yield is given for the 30-day period ended January 31, 2002.

-------------------------------------------------------------------------------------------
Share Class                                                 30-Day   1     5       10 Years
                                                            Period   Year  Years
-----------------------------------------------------------
-------------------------------------------------------------------------------------------
Institutional Shares:
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
  Before Taxes                                              NA       7.35%   6.60%   6.26%
-------------------------------------------------------------------------------------------
  After Taxes on Distributions                              NA       5.28%   4.42%   4.11%
-------------------------------------------------------------------------------------------
  After Taxes on Distributions and Sale of Shares           NA       4.44%   4.20%   3.97%
-------------------------------------------------------------------------------------------
Yield                                                       3.41%    NA       NA       NA
-------------------------------------------------------------------------------------------
                                                            30-Day   1     5        Start of
                                                            Period   Year  Years    Performance
                                                                                      on
                                                                                     5/30/1992
-------------------------------------------------------------------------------------------
Institutional Service Shares:
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
  Before Taxes                                              NA       7.08%   6.34%  5.97%
-------------------------------------------------------------------------------------------
  After Taxes on Distributions                              NA       5.12%   4.26%   3.93%
-------------------------------------------------------------------------------------------
  After Taxes on Distributions and Sale of Shares           NA       4.28%   4.04%   3.78%
-------------------------------------------------------------------------------------------
Yield                                                       3.17%    NA       NA      NA
-------------------------------------------------------------------------------------------



TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflects additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


pERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

o The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.


Merrill Lynch 3-5 Year Treasury Index
Merrill Lynch 3-5 Year Treasury Index is an unmanaged index comprised of U.S. Treasury securities maturing between 3 and 4.99 years.


Merrill Lynch 3-Year Treasury Index
Merrill Lynch 3-Year Treasury Index is an unmanaged index comprised of U.S. government Securities.


Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

federated u.s. government securities fund: 2-5 years
Institutional Shares
Institutional Service Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PART C.     OTHER INFORMATION.

Item 23.   Exhibits

     (a)                (i) Conformed Copy of Restatement and Amendment No.
                        7 to the Declaration of Trust; (9)
    (b)     (i) Copy of By-Laws, as amended, of the Registrant; (4) (ii)
            Copy of Amendment No. 5 to By-Laws of the Registrant; (7)
          (iii)        Copy of Amendment No. 6 to By-Laws of the Registrant; (8)
           (iv)        Copy of Amendment No. 7 to By-Laws of the Registrant; (8)
             (v) Copy of Amendment No. 8 to By-Laws of the Registrant; (8)
            (vi) Copy of Amendment No. 9 to By Laws of the Registrant; +
    (c) (i) Copy of Specimen Certificate for Institutional Shares of the Trust; (3)
       (ii)        Copy of Specimen Certificate for Institutional Service Shares
                        of the Trust; (3)
    (d)                 (i) Conformed Copy of Investment Advisory Contract
                        of the Registrant; (1)
            (ii) Conformed Copy of Amendment to Investment Advisory Contract of the Registrant; (10)
    (e)     (i) Conformed Copy of Distributor's Contract of the Registrant;
            (6) (ii) The Registrant hereby incorporates the Conformed Copy of the
                        specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan
                        Trustee/Mutual Funds Service Agreement from Item 24
                        (b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and
                        811-6269).
                (iii)        Conformed copy of Amendment to Distributor's
                             Contract of the Registrant; (10)
         (f) Not applicable;
         (g)                 (i) Conformed Copy of Custodian Agreement of the
                             Registrant; (3) (ii) Conformed Copy of Custodian
                             Fee Schedule; (8)
         (h)                 (i) Conformed Copy of Amended and Restated
                             Agreement for Fund Accounting Services,
                             Administrative Services, Transfer Agency Services
                             and Custody Services Procurement; (6)
                 (ii)        The Registrant hereby incorporates the conformed
                             copy of the Second Amended and Restated Services
                             Agreement from Item (h)(v) of the Investment Series
                             Funds, Inc. Registration Statement on Form N-1A,
                             filed with the Commission on January 23, 2002.
                             (File Nos. 33-48847 and 811-07021).
                (iii)        The responses described in Item 23(e)(ii)are hereby
                             incorporated by reference;
                 (iv)        The Registrant hereby incorporates the Conformed
                             Copy of the Shareholder Services Sub-Contract
                             between Fidelity and Federated Shareholder Services
                             from Item 24(b)(9)(iii) of the Federated GNMA Trust
                             Registration Statement on Form N-1A, filed with the
                             Commission on March 26, 1996. (File Nos. 2-75670
                             and 811-3375).
   (i) Conformed Copy of Opinion and Consent of Counsel as to Legality of
   Shares being Registered; (3)
   (j) Conformed Copy of Consent of Independent Auditors; (10) (k) Not applicable; (l) Conformed Copy of Initial Capital Understanding; (3)
   (m) (i) Conformed Copy of Rule 12b-1 Plan of the Registrant; (3)
           (ii)        The responses described in Item 23(e)(ii) are
                       hereby incorporated by reference.
   (n)                 The Registrant hereby incorporates the
                       Conformed Copy of the Multiple Class
                       Plan  from  Item  (n)  of  the  Federated   Fixed  Income
                       Securities, Inc. Registration Statement on Form N-1A, filed with the Commission on January 29, 2003. (File Nos. 33-43472 and 811-6447).
   (o)     (i) Conformed Copy of Power of Attorney of the Registrant; (9)
           (ii) Conformed Copy of Power of Attorney of Chief Investment
                   Officer of the Registrant; (9)
   (p)                 The Registrant hereby incorporates the Conformed
                       Copy of the Code of Ethics for Access Persons from
                       Item 23(p) of the Federated Managed Allocation
                       Portfolio Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

   -----------------------------------

      +     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 19, 1990. (File Nos. 2-75769 and 811-3387)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed March 29, 1995. (File Nos. 2-75769 and 811-3387)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 24, 1997. (File Nos. 2-75769 and 811-3387)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed May 26, 1998. (File Nos. 2- 75769 and 811-3387)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed January 29, 1999. (File Nos. 2-75769 and 811-3387)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 26, 2001. (File Nos. 2-75769 and 811-3387)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed March 25, 2002. (File Nos. 2-75769 and (811-3387)





Item 24. Persons Controlled by or Under Common Control with the Fund:
         -----------------------------------------------------------

            None

Item 25. Indemnification: (1)
         ---------------


Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

         The remaining Officers of the investment adviser are:

         Vice Chairman:                      J. Thomas Madden

         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          Stephen F. Auth
                                             William D. Dawson, III


         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Christopher F. Corapi
                                             Deborah A. Cunningham
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David M. Bruns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B. Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Jay S. Neuman
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III


The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:


--------------------------------------------------------------------------------
(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
--------------------------------------------------------------------------------


Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Capital Income Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Money Market Obligations Trust; CCMI Funds; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.


         (b)

        (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff


Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                          Reed Smith LLP
                                                Investment and Asset Management
                                                Group (IAMG) Federated Investors
                                                Tower 12th Floor 1001 Liberty
                                                Avenue Pittsburgh, PA 15222-3779

       (Notices should be sent to the agent for Services at above address)

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA  15237-7000

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA 02266-8600

    ("Transfer Agent, Dividend Disbursing Agent and Portfolio Recordkeeper")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Federated Investment Management     Federated Investors Tower
            Company                             1001 Liberty Avenue
            ("Adviser")                         Pittsburgh, PA  15222-3779

            State Street Bank and Trust         P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Custodian")


Item 29.  Management Services:  Not applicable.
          -------------------

Item 30.  Undertakings:
          ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 7th day of February, 2003

                    FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  February 7, 2003

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/G. Andrew Bonnewell          Attorney In Fact        February 7, 2003
    G. Andrew Bonnewell             For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

William D. Dawson, III*             Chief Investment Officer

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney